Portfolio of Investments
Columbia Acorn® Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 2.2%
Entertainment 1.1%
Live Nation Entertainment, Inc.(a) Live concerts and ticket sales	420,434	26,714,376
World Wrestling Entertainment, Inc., Class A Media and entertainment company	250,000	21,695,000
Total		48,409,376
Media 1.1%
Cable One, Inc. Cable company	49,388	48,468,396
Total Communication Services		96,877,772
Consumer Discretionary 19.7%
Auto Components 1.7%
Dorman Products, Inc.(a) Automotive products and home hardware	614,883	54,165,043
Tenneco, Inc. Emission control and ride control products and systems	919,743	20,381,505
Total		74,546,548
Distributors 1.0%
Pool Corp. Swimming pool supplies, equipment and leisure products	270,203	44,575,389
Diversified Consumer Services 3.3%
Adtalem Global Education, Inc.(a) Higher education institutions	900,823	41,726,121
Bright Horizons Family Solutions, Inc.(a) Child care and early education services	298,273	37,913,481
Grand Canyon Education, Inc.(a) Online post secondary education	532,987	61,032,342
Total		140,671,944
Hotels, Restaurants & Leisure 5.7%
Chipotle Mexican Grill, Inc.(a) Quick serve Mexican restaurants	55,898	39,704,909
Dave & Buster’s Entertainment, Inc. Venues that combine dining and entertainment for adults and families	716,953	35,754,446
Dunkin’ Brands Group, Inc. Quick service restaurants serving hot and cold coffee and baked goods	301,422	22,636,792
Extended Stay America, Inc. Hotels and motels	1,680,793	30,170,234
Common Stocks (continued)
Issuer	Shares	Value ($)
Texas Roadhouse, Inc. Moderately priced, full service restaurant chain	1,091,473	67,878,706
Vail Resorts, Inc. Operates resorts globally	221,049	48,033,948
Total		244,179,035
Household Durables 2.9%
Helen of Troy Ltd.(a) Brand-name hair and comfort products	180,000	20,872,800
iRobot Corp.(a) Manufactures robots for cleaning	209,993	24,714,076
NVR, Inc.(a) Builds and markets homes and conducts mortgage banking activities	21,190	58,632,730
Skyline Champion Corp. Factory-built housing	1,000,000	19,000,000
Total		123,219,606
Internet & Direct Marketing Retail 0.4%
Wayfair, Inc., Class A(a) Retails household goods online	103,921	15,427,072
Leisure Products 0.8%
Brunswick Corp. Consumer products serving the outdoor and indoor active recreation markets	680,497	34,249,414
Specialty Retail 3.0%
Five Below, Inc.(a) Specialty value retailer	283,918	35,276,812
Monro, Inc. Automotive undercar repair and tire services	569,323	49,257,826
Tractor Supply Co. Retail farm store chain	482,948	47,212,996
Total		131,747,634
Textiles, Apparel & Luxury Goods 0.9%
Carter’s, Inc. Markets baby and young children’s apparel	398,200	40,134,578
Total Consumer Discretionary		848,751,220
Consumer Staples 1.7%
Household Products 1.1%
WD-40 Co. Multi-purpose lubricant products and heavy-duty hand cleaners	294,934	49,973,617
Columbia Acorn® Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.6%
Inter Parfums, Inc. Fragrances and related products	326,277	24,754,636
Total Consumer Staples		74,728,253
Energy 1.6%
Energy Equipment & Services 0.4%
Core Laboratories NV Reservoir description, production enhancement, and reservoir management services	235,716	16,247,904
Oil, Gas & Consumable Fuels 1.2%
Cimarex Energy Co. Crude oil and natural gas	221,000	15,447,900
Diamondback Energy, Inc. Independent oil and natural gas company	200,894	20,396,768
Parsley Energy, Inc., Class A(a) Oil and natural gas company	875,000	16,887,500
Total		52,732,168
Total Energy		68,980,072
Financials 9.2%
Banks 1.6%
BOK Financial Corp. Multi-bank holding company	386,637	31,530,247
OFG Bancorp Holding company for Oriental Bank	860,000	17,019,400
SVB Financial Group(a) Holding company for Silicon Valley Bank	94,722	21,062,384
Total		69,612,031
Capital Markets 4.3%
Ares Management Corp., Class A Asset management firm	2,295,000	53,266,950
Eaton Vance Corp. Creates, markets, and manages mutual funds	518,085	20,884,006
Houlihan Lokey, Inc. Investment bank	398,342	18,263,981
Lazard Ltd., Class A Corporate Advisory & Asset Management	882,480	31,892,827
MarketAxess Holdings, Inc. Electronic, multi-dealer to client platform for bond trading	119,765	29,471,771
Raymond James Financial, Inc. Financial services to individuals, corporations, and municipalities	382,123	30,726,511
Total		184,506,046
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.6%
Credit Acceptance Corp.(a) Funding, receivables management, collection, sales training, and related services to automobile dealers	156,146	70,567,062
Insurance 1.7%
Assured Guaranty Ltd. Financial guaranty insurance and reinsurance coverage	410,000	18,216,300
Primerica, Inc. Distributes financial products to middle income households	436,320	53,296,488
Total		71,512,788
Total Financials		396,197,927
Health Care 20.1%
Biotechnology 3.6%
Agios Pharmaceuticals, Inc.(a) Therapeutics in the field of cancer metabolism	627,809	42,339,439
Alkermes PLC(a) Develops treatments for central nervous system disorders	506,378	18,477,733
Enanta Pharmaceuticals, Inc.(a) Pharmaceutical products	222,000	21,205,440
Exact Sciences Corp.(a) Developing and commercializing a test for the early detection and prevention of colorectal cancer	586,950	50,841,609
Sage Therapeutics, Inc.(a) Treatments for central nervous system disorders	135,000	21,471,750
Total		154,335,971
Health Care Equipment & Supplies 8.0%
ABIOMED, Inc.(a) Medical Devices for Cardiac Conditions	107,340	30,655,231
Anika Therapeutics, Inc.(a) Integrated orthopedic medicines company	538,278	16,277,527
AxoGen, Inc.(a) Technologies for peripheral nerve reconstruction and regeneration	1,247,146	26,264,895
Haemonetics Corp.(a) Automated blood processing systems	228,474	19,986,905
Insulet Corp.(a) Insulin infusion systems	268,000	25,484,120
iRhythm Technologies, Inc.(a) Medical instruments	365,144	27,371,194
Masimo Corp.(a) Medical signal processing and sensor technology for non-invasive monitoring of physiological parameters	490,627	67,843,902

2	Columbia Acorn® Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Penumbra, Inc.(a) Peripheral vascular & neurovascular devices	144,089	21,182,524
STERIS PLC Infection prevention products	425,509	54,477,917
Tactile Systems Technology, Inc.(a) Technology for treating lymphedema, chronic swelling & venous ulcers	234,044	12,338,800
Varian Medical Systems, Inc.(a) Medical equipment	319,796	45,321,489
Total		347,204,504
Health Care Providers & Services 6.0%
Amedisys, Inc.(a) Provider of alternate-site health care services	201,177	24,797,077
Chemed Corp. Hospice and palliative care services	153,215	49,039,525
Encompass Health Corp. Inpatient rehabilitative healthcare services	647,630	37,821,592
HealthEquity, Inc.(a) Technology-enabled services platforms for consumers to make healthcare saving and spending decisions	423,065	31,298,349
Laboratory Corp. of America Holdings(a) Clinical laboratory tests	292,092	44,684,234
LHC Group, Inc.(a) Post-acute healthcare services	207,075	22,956,335
Premier, Inc.(a) Healthcare services	1,392,525	48,028,187
Total		258,625,299
Health Care Technology 0.9%
Veeva Systems Inc., Class A(a) Cloud-based business services	303,528	38,505,562
Life Sciences Tools & Services 1.6%
Bio-Techne Corp. Biotechnology products and clinical diagnostic controls	157,802	31,331,587
Pra Health Sciences, Inc.(a) Global contract research organization	365,262	40,284,746
Total		71,616,333
Total Health Care		870,287,669
Industrials 16.8%
Aerospace & Defense 0.9%
HEICO Corp., Class A Aerospace products and services	474,072	39,850,492
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.9%
Expeditors International of Washington, Inc. Global logistics company	515,548	39,130,093
Building Products 0.8%
Allegion PLC Security products and solutions	387,314	35,133,253
Machinery 7.2%
Gardner Denver Holdings, Inc.(a) Vacuum systems, bottle blowers, pumps and air & gas compressors	1,818,560	50,574,153
Graco, Inc. Technology for the management of fluids in industrial and commercial applications	612,836	30,347,639
ITT, Inc. Engineered components & customized technology solutions	736,968	42,744,144
Nordson Corp. Systems that apply adhesives, sealants, and coatings to products during manufacturing	129,021	17,097,863
Oshkosh Corp. Fire and emergency apparatuses and specialty commercial, and military trucks	549,398	41,276,272
Toro Co. (The) Turf equipment	890,301	61,288,321
WABCO Holdings, Inc.(a) Electronic braking, stability, suspension, and transmission control systems commercial vehicles	250,655	33,043,848
Woodward, Inc. Energy control systems and components for aircraft, industrial engines and turbines	373,374	35,429,459
Total		311,801,699
Professional Services 2.8%
CoStar Group, Inc.(a) Provides building-specific information to the United States commercial real estate industry and related industries	102,486	47,801,520
Exponent, Inc. Science and engineering consulting firm	306,000	17,662,320
ICF International, Inc. Management, technology, policy consulting, and implementation services	258,241	19,646,976
ManpowerGroup, Inc. Non-governmental employment services	228,661	18,907,978
Robert Half International, Inc. Temporary and permanent staffing services	256,119	16,688,714
Total		120,707,508

Columbia Acorn® Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 1.7%
JB Hunt Transport Services, Inc. Logistics services	417,958	42,334,966
Old Dominion Freight Line, Inc. Inter-regional and multi-regional motor carrier	223,690	32,298,599
Total		74,633,565
Trading Companies & Distributors 2.5%
Air Lease Corp. Aircraft leasing company	560,000	19,236,000
HD Supply Holdings, Inc.(a) Industrial distributor	985,540	42,723,159
SiteOne Landscape Supply, Inc.(a) Landscape supplies	349,614	19,980,440
Watsco, Inc. Air conditioning, heating, and refrigeration equipment	167,628	24,006,006
Total		105,945,605
Total Industrials		727,202,215
Information Technology 21.7%
Electronic Equipment, Instruments & Components 3.6%
CDW Corp. IT products and services	580,372	55,930,450
Cognex Corp. Machine vision systems	671,683	34,161,798
ePlus, Inc.(a) Provides IT hardware, software and services	290,484	25,719,453
IPG Photonics Corp.(a) High-power fiber lasers and amplifiers	266,308	40,420,228
Total		156,231,929
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 5.3%
Black Knight, Inc.(a) Integrated technology, work flow automation, data and analytic solutions	575,103	31,343,113
Booz Allen Hamilton Holdings Corp. Technology consulting services to the U.S. government in the defense, intelligence, and civil markets	1,030,728	59,926,526
EPAM Systems, Inc.(a) Provides software development, outsourcing services, e-business, enterprise relationship management and content management solutions	534,312	90,368,189
Live Ramp Holdings, Inc.(a) Marketing technology company	500,000	27,285,000
Science Applications International Corp. Scientific, Engineering and technology consulting services	255,000	19,622,250
Total		228,545,078
Semiconductors & Semiconductor Equipment 3.7%
Brooks Automation, Inc. Automation solutions for the global semiconductor and related industries	822,098	24,112,134
Inphi Corp.(a) Analog semiconductor solutions	400,001	17,496,044
MKS Instruments, Inc. Instruments and components used to control and analyze gases in semiconductor manufacturing	392,824	36,552,273
Monolithic Power Systems, Inc. Power management solutions	141,238	19,136,337
Semtech Corp.(a) Analog and mixed-signal semiconductors	740,301	37,688,724
Teradyne, Inc. Semiconductor test products and services	659,317	26,267,189
Total		161,252,701
Software 9.1%
Alteryx, Inc., Class A(a) Data storage, retrieval, management, reporting, and analytics solutions	577,204	48,410,100
ANSYS, Inc.(a) Software solutions for design analysis and optimization	154,817	28,286,614
Blackline, Inc.(a) Develops and markets enterprise software	369,922	17,134,787
Cadence Design Systems, Inc.(a) Software technology, design and consulting services and technology	617,340	39,207,263

4	Columbia Acorn® Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
CyberArk Software Ltd.(a) IT security solutions	286,662	34,127,111
Mimecast Ltd.(a) Cloud security and risk management services for corporate information and email	358,989	16,998,129
Paylocity Holding Corp.(a) Cloud-based payroll and human capital management	217,000	19,354,230
Q2 Holdings, Inc.(a) Secure, cloud-based virtual banking solutions	301,395	20,874,618
Qualys, Inc.(a) Information technology security risk and compliance management solutions	832,431	68,875,341
Synopsys, Inc.(a) Electronic design automation solutions	329,963	37,995,239
Zscaler, Inc.(a) Cloud-based internet security platform	525,000	37,238,250
Zuora, Inc., Class A(a) Develops cloud based software	1,089,841	21,829,515
Total		390,331,197
Total Information Technology		936,360,905
Materials 3.4%
Chemicals 0.9%
Orion Engineered Carbons SA Global supplier of Carbon Black	1,000,674	19,002,799
Quaker Chemical Corp. Custom-formulated chemical specialty products	104,272	20,888,810
Total		39,891,609
Containers & Packaging 2.5%
Avery Dennison Corp. Pressure-sensitive materials and a variety of tickets, tags and labels	671,704	75,902,552
Sealed Air Corp. Packaging and performance-based materials and equipment	656,000	30,215,360
Total		106,117,912
Total Materials		146,009,521
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 0.8%
Lamar Advertising Co., Class A Outdoor advertising structures	433,633	34,369,752
Real Estate Management & Development 1.8%
Colliers International Group, Inc. Commercial real estate, residential property management and property services	273,224	18,240,434
FirstService Corp. Real estate services	217,000	19,386,780
Jones Lang LaSalle, Inc. Real estate and investment management services	260,256	40,126,270
Total		77,753,484
Total Real Estate		112,123,236
Total Common Stocks (Cost: $3,322,094,035)		4,277,518,790

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(b),(c)	42,288,898	42,284,669
Total Money Market Funds (Cost: $42,284,669)		42,284,669
Total Investments in Securities (Cost $3,364,378,704)		4,319,803,459
Other Assets & Liabilities, Net		(1,096,683)
Net Assets		$4,318,706,776

Columbia Acorn® Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Central Garden & Pet Co. †
	683,522	—	(683,522)	—	(7,870,504)	2,815,890	—	—
Columbia Short-Term Cash Fund, 2.519%
	41,013,366	356,958,954	(355,683,422)	42,288,898	—	—	613,977	42,284,669
Total of Affiliated Transactions					(7,870,504)	2,815,890	613,977	42,284,669

†	Issuer was not an affiliate at the end of period.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
6	Columbia Acorn® Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	96,877,772	—	—	—	96,877,772
Consumer Discretionary	848,751,220	—	—	—	848,751,220
Consumer Staples	74,728,253	—	—	—	74,728,253
Energy	68,980,072	—	—	—	68,980,072
Financials	396,197,927	—	—	—	396,197,927
Health Care	870,287,669	—	—	—	870,287,669
Industrials	727,202,215	—	—	—	727,202,215
Information Technology	936,360,905	—	—	—	936,360,905
Materials	146,009,521	—	—	—	146,009,521
Real Estate	112,123,236	—	—	—	112,123,236
Total Common Stocks	4,277,518,790	—	—	—	4,277,518,790
Money Market Funds	—	—	—	42,284,669	42,284,669
Total Investments in Securities	4,277,518,790	—	—	42,284,669	4,319,803,459
There were no transfers of financial assets between levels during the period.
Columbia Acorn® Fund | Quarterly Report 2019	7

Portfolio of Investments
Columbia Acorn International®, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.8%
Issuer	Shares	Value ($)
Australia 3.2%
carsales.com Ltd. Automotive & related industry websites	2,489,523	22,405,679
Costa Group Holdings Ltd. Fruits and vegetables	3,284,000	12,010,763
DuluxGroup Ltd. Manufactures and supplies paints and other surface coatings	5,257,000	27,654,143
Evolution Mining Ltd. Gold exploration	3,205,000	8,329,395
National Storage REIT Owns self storage facilities	14,039,881	17,595,310
Total		87,995,290
Belgium 0.2%
Melexis NV Advanced integrated semiconductors, sensor ICs, and programmable sensor IC systems	110,173	6,667,497
Brazil 2.0%
CVC Brasil Operadora e Agencia de Viagens SA Travel services	1,018,000	14,232,526
Localiza Rent a Car SA Rents automobiles	1,907,100	15,932,481
Raia Drogasil SA Chain of pharmaceutical stores	379,137	6,297,082
Sul America SA Full service insurance company	2,225,000	16,792,560
Total		53,254,649
Cambodia 1.3%
NagaCorp Ltd. Leisure and tourism company	24,490,000	34,297,375
Canada 6.0%
CAE, Inc. Training solutions based on simulation technology and integrated training services	1,381,934	30,620,021
CCL Industries, Inc. Manufacturing services and specialty packaging products for the non-durable consumer products market	1,525,004	61,737,357
CES Energy Solutions Corp. Oil and natural gas industry	5,817,361	11,884,159
Osisko Gold Royalties Ltd. Precious metal royalty and stream company	1,825,969	20,509,443
Common Stocks (continued)
Issuer	Shares	Value ($)
Seven Generations Energy Ltd.(a) Oil and gas resources	1,677,000	12,109,889
ShawCor Ltd. Energy services company	920,156	13,778,068
Winpak Ltd. Packaging materials and machines for the protection of perishables	446,289	14,403,745
Total		165,042,682
China 1.4%
New Oriental Education & Technology Group, Inc., ADR(a) Educational services	275,014	24,776,011
Shenzhou International Group Holdings Ltd. Manufactures and processes textiles	971,000	13,045,595
Total		37,821,606
Denmark 4.1%
Novozymes AS, Class B Enzymes for industrial use	714,159	32,835,390
SimCorp AS Global provider of highly specialised software for the investment management industry	807,852	77,988,537
Total		110,823,927
France 0.6%
Akka Technologies High-technology engineering consulting services	249,511	16,961,276
Germany 6.8%
AURELIUS Equity Opportunities SE & Co. KGaA Loans to distressed companies	201,937	9,192,299
MTU Aero Engines AG Develops and manufactures engines and offers commercial engine services and support	195,512	44,257,897
Nemetschek SE Standard software for designing, constructing and managing buildings and real estate	229,960	39,209,570
Norma Group SE Plastic and metal-based components and systems in connecting technology	394,749	19,155,952
Rational AG Food preparation appliances/processors and kitchen accessories	63,402	39,116,666
Stroeer SE & Co. KGaA Digital multi-channel media company	583,978	34,195,045
Total		185,127,429
8	Columbia Acorn International® | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Acorn International®, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 1.3%
Value Partners Group Ltd. Independent, value oriented asset management group	20,810,000	16,215,292
Vitasoy International Holdings Ltd. Food and beverages	3,880,000	18,791,438
Total		35,006,730
India 2.6%
Cholamandalam Investment and Finance Co., Ltd. Financial services provider	670,527	14,060,934
GRUH Finance Ltd. Provides a range of home loans as well as insurance products	2,560,000	10,191,101
Havells India Ltd. Manufactures electrical products	1,537,099	17,150,409
Zee Entertainment Enterprises Ltd. Hindi films, serials, game shows and children’s programs	4,499,278	28,958,193
Total		70,360,637
Ireland 0.9%
UDG Healthcare PLC Commercialisation solutions for health care companies	3,342,915	24,643,518
Italy 3.8%
Amplifon SpA Hearing aids	772,000	15,024,948
Brembo SpA Braking systems and components	3,472,807	39,384,741
Davide Campari-Milano SpA Global producer & distributor of branded spirits, wines and soft drinks	2,932,760	28,785,963
Industria Macchine Automatiche SpA Packaging machinery for the food, pharmaceuticals, and cosmetics industries	260,173	19,422,560
Total		102,618,212
Japan 20.4%
Aeon Credit Service Co., Ltd. Credit card company	1,075,300	21,928,687
Aeon Mall Co., Ltd. Large-scale shopping malls	1,939,700	31,924,434
Aica Kogyo Co., Ltd. Manufactures adhesives, melamine boards, and housing materials	309,100	10,333,067
Amano Corp. Electronic time recorders and information systems	485,000	11,462,564
Common Stocks (continued)
Issuer	Shares	Value ($)
Aruhi Corp. Finance services	464,000	9,255,045
Azbil Corp. Provides measurement and control technologies	1,238,440	29,033,457
cocokara fine, Inc. Drug chain stores	190,500	7,578,434
CyberAgent, Inc. Operates websites, internet advertising agency and creates PC and mobile contents	329,600	13,487,377
Daiseki Co., Ltd. Waste Disposal & Recycling	451,700	11,014,631
Disco Corp. Abrasive and precision industrial machinery for cutting and grinding purposes	134,800	19,304,892
Fuji Oil Holdings, Inc. Specialty vegetable oils and fats	619,100	21,224,461
Glory Ltd. Vending machines, coin-operated lockers, money handling machines, and data processing terminals	961,700	23,119,601
Hikari Tsushin, Inc. Distribution network, telecommunication, office automation equipment, in-house products and individual insurance plans	217,928	41,364,304
Hoshizaki Corp. Commercial Kitchen Equipment	123,000	7,635,402
KH Neochem Co., Ltd. Manufactures and sells petroleum chemical products	594,000	14,376,539
Mandom Corp. Cosmetic products for men and women	799,200	20,588,256
Milbon Co., Ltd. Hair Products for Salons	135,300	6,306,307
Miura Co., Ltd. Industrial boilers and related equipment	545,300	12,607,433
Nakanishi, Inc. Dental Tools & Machinery	473,400	9,264,863
Nihon Unisys Ltd. Computers and peripheral equipment	545,000	14,469,120
Obic Co., Ltd. Computer system integration, office automation, consultation, and system support services	261,100	26,403,652
Persol Holdings Co., Ltd. Human resource solutions	1,122,800	18,232,479
Santen Pharmaceutical Co., Ltd. Ophthalmic medicine	1,600,400	23,920,102
SCSK Corp. IT services	326,000	14,556,221

Columbia Acorn International® | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Acorn International®, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Seiren Co., Ltd. Advertising services	539,000	7,976,741
Sekisui Chemical Co., Ltd. Unit residential houses in addition to parcels of land	2,212,300	35,648,409
Seria Co., Ltd.(b) Operates 100 yen chain stores	642,600	22,170,993
Sohgo Security Services Co., Ltd. Around the clock security services	436,100	19,021,891
Solasto Corp. Medical related contract services	1,825,900	20,637,934
TechnoPro Holdings, Inc. Medical & electronic design and IT & software development	170,000	10,185,607
Ushio, Inc. Lamps and optical equipment	1,134,200	13,266,959
Valqua Ltd. Rubber, fiber and resin products	447,400	8,970,269
Total		557,270,131
Malta 2.0%
Unibet Group PLC Online gambling services	5,549,333	55,569,133
Mexico 0.8%
Grupo Aeroportuario del Sureste SAB de CV, ADR Operates airports in Mexico	141,379	22,869,467
Netherlands 1.9%
Aalberts Industries NV Industrial services and flow control systems	1,102,127	38,115,477
IMCD NV Specialty chemicals and food ingredients	179,000	13,623,825
Total		51,739,302
Norway 0.4%
Atea ASA Nordic and Baltic supplier of IT infrastructure	713,039	10,350,493
Philippines 0.5%
Universal Robina Corp. Branded consumer foods	5,010,730	14,499,162
Poland 0.4%
KRUK SA Debt collection services	292,762	11,643,683
Russian Federation 0.9%
TCS Group Holding PLC, GDR Online retail financial services	1,381,760	24,512,422
Singapore 1.3%
Common Stocks (continued)
Issuer	Shares	Value ($)
Mapletree Commercial Trust Singapore-focused real estate investment trust	13,481,300	18,808,107
Singapore Exchange Singapore’s Securities and derivatives exchange and clearing houses	3,049,200	16,482,941
Total		35,291,048
South Africa 1.1%
Clicks Group Ltd. Owns and operates chains of retail stores	663,564	8,471,637
PSG Group Ltd. Diversified financial services	1,240,770	22,487,142
Total		30,958,779
South Korea 4.2%
DoubleUGames Co., Ltd. Online and mobile games	359,890	19,509,491
Koh Young Technology, Inc. 3D measurement and inspection equipment for testing various machineries	314,135	23,703,198
Korea Investment Holdings Co., Ltd. Financial holding company	407,098	22,321,905
Korea Zinc Co. Ltd. Non-ferrous metal smelting	122,473	50,240,523
Total		115,775,117
Spain 0.9%
Befesa SA Waste recycling services	192,000	8,367,360
Prosegur Cia de Seguridad SA, Registered Shares Security and transportation services	2,868,618	15,542,327
Total		23,909,687
Sweden 4.1%
Hexagon AB, Class B Design, measurement and visualisation technologies	1,072,561	55,950,877
Sweco AB, Class B Consulting company specializing in engineering, environmental technology, and architecture	719,153	17,326,565
Trelleborg AB, Class B Manufactures and distributes industrial products	2,523,586	39,072,656
Total		112,350,098

10	Columbia Acorn International® | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Acorn International®, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 2.5%
Belimo Holding AG, Registered Shares Manufactures heating, ventilation and air conditioning equipment	2,125	10,616,997
Bossard Holding AG, Class A, Registered Shares Fastening devices, industrial adhesives & tools	50,386	7,741,962
Inficon Holding AG Vacuum instruments used to monitor and control production processes	18,115	10,087,640
Kardex AG Storage, warehouse and materials handling systems	69,564	10,479,136
Partners Group Holding AG Global private markets asset management firm	41,616	30,258,583
Total		69,184,318
Taiwan 3.0%
Gourmet Master Co., Ltd. Coffee & bakery cafes	1,495,656	9,968,329
Parade Technologies Ltd. Fabless semiconductor company	1,572,000	26,417,669
Silergy Corp. High performance analog integrated circuits	873,000	13,077,082
Silicon Motion Technology Corp., ADR Semiconductor products	322,703	12,791,947
Sinbon Electronics Co., Ltd. Cable, connectors & modems	5,740,000	19,306,636
Total		81,561,663
Thailand 0.4%
Muangthai Capital PCL, Foreign Registered Shares Commercial lending company	7,192,400	9,998,428
United Kingdom 15.1%
Ascential PLC Media and consultancy services	5,036,056	23,390,141
Croda International PLC Chemicals and chemical products	475,454	31,198,062
Dechra Pharmaceuticals PLC International veterinary pharmaceuticals	783,027	27,515,640
GW Pharmaceuticals PLC, ADR(a) Cannabinoid prescription medicines	195,000	32,871,150
Halma PLC Products that detect hazards and protect assets and people in public and commercial buildings	2,093,631	45,592,914
Intermediate Capital Group PLC Private equity firm	2,924,353	40,563,960
Renishaw PLC High technology precision measuring and calibration equipment	235,000	11,343,164
Common Stocks (continued)
Issuer	Shares	Value ($)
Rentokil Initial PLC Fully integrated facilities management and essential support services	11,778,043	54,197,308
Rightmove PLC Website that lists properties across Britain	6,931,860	46,044,833
Safestore Holdings PLC Self storage facilities	2,517,454	19,558,382
Spirax-Sarco Engineering PLC Consultation, service and products for the control and efficient management of steam and industrial fluids	462,025	43,266,853
WH Smith PLC Retails books, magazines, newspapers, and periodicals	1,309,564	36,193,706
Total		411,736,113
United States 1.7%
Inter Parfums, Inc. Fragrances and related products	210,851	15,997,266
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	430,153	29,835,412
Total		45,832,678
Total Common Stocks (Cost: $1,933,964,343)		2,615,672,550

Preferred Stocks 0.6%
Issuer	Shares	Value ($)
Germany 0.6%
Sartorius AG Precision electronic equipment and components	96,373	16,529,475
Total Preferred Stocks (Cost: $9,419,054)		16,529,475

Securities Lending Collateral 0.0%
	Shares	Value ($)
Dreyfus Government Cash Manangement Fund, Institutional Shares, 2.335%(c),(d)	601,750	601,750
Total Securities Lending Collateral (Cost: $601,750)		601,750

Columbia Acorn International® | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Acorn International®, March 31, 2019 (Unaudited)
Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(c),(e)	86,018,906	86,010,304
Total Money Market Funds (Cost: $86,010,304)		86,010,304
Total Investments in Securities (Cost: $2,029,995,451)		2,718,814,079
Obligation to Return Collateral for Securities Loaned		(601,750)
Other Assets & Liabilities, Net		12,916,435
Net Assets		$2,731,128,764
At March 31, 2019, securities and/or cash totaling $3,804,000 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index Future	672	06/2019	USD	62,711,040	709,803	—
MSCI Emerging Markets Index	300	06/2019	USD	15,861,000	74,858	—
Total					784,661	—
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at March 31, 2019. The total market value of securities on loan at March 31, 2019 was $572,828.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	—	250,747,152	(164,728,246)	86,018,906	—	—	598,575	86,010,304
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
12	Columbia Acorn International® | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Acorn International®, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	87,995,290	—	—	87,995,290
Belgium	—	6,667,497	—	—	6,667,497
Brazil	53,254,649	—	—	—	53,254,649
Cambodia	—	34,297,375	—	—	34,297,375
Canada	165,042,682	—	—	—	165,042,682
China	24,776,011	13,045,595	—	—	37,821,606
Denmark	—	110,823,927	—	—	110,823,927
France	—	16,961,276	—	—	16,961,276
Germany	—	185,127,429	—	—	185,127,429
Hong Kong	—	35,006,730	—	—	35,006,730
India	—	70,360,637	—	—	70,360,637
Ireland	—	24,643,518	—	—	24,643,518
Italy	—	102,618,212	—	—	102,618,212
Japan	—	557,270,131	—	—	557,270,131
Malta	—	55,569,133	—	—	55,569,133
Mexico	22,869,467	—	—	—	22,869,467
Netherlands	—	51,739,302	—	—	51,739,302
Norway	—	10,350,493	—	—	10,350,493
Philippines	—	14,499,162	—	—	14,499,162
Poland	—	11,643,683	—	—	11,643,683
Russian Federation	—	24,512,422	—	—	24,512,422
Columbia Acorn International® | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Acorn International®, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Singapore	—	35,291,048	—	—	35,291,048
South Africa	—	30,958,779	—	—	30,958,779
South Korea	—	115,775,117	—	—	115,775,117
Spain	—	23,909,687	—	—	23,909,687
Sweden	—	112,350,098	—	—	112,350,098
Switzerland	—	69,184,318	—	—	69,184,318
Taiwan	12,791,947	68,769,716	—	—	81,561,663
Thailand	—	9,998,428	—	—	9,998,428
United Kingdom	32,871,150	378,864,963	—	—	411,736,113
United States	45,832,678	—	—	—	45,832,678
Total Common Stocks	357,438,584	2,258,233,966	—	—	2,615,672,550
Preferred Stocks
Germany	—	16,529,475	—	—	16,529,475
Total Preferred Stocks	—	16,529,475	—	—	16,529,475
Securities Lending Collateral	601,750	—	—	—	601,750
Money Market Funds	—	—	—	86,010,304	86,010,304
Total Investments in Securities	358,040,334	2,274,763,441	—	86,010,304	2,718,814,079
Investments in Derivatives
Asset
Futures Contracts	784,661	—	—	—	784,661
Total	358,824,995	2,274,763,441	—	86,010,304	2,719,598,740
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
14	Columbia Acorn International® | Quarterly Report 2019

Portfolio of Investments
Columbia Acorn USA®, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.8%
Issuer	Shares	Value ($)
Communication Services 1.1%
Interactive Media & Services 1.1%
Care.com, Inc.(a) Child, adult, senior, pet and home care services	173,731	3,432,925
Total Communication Services		3,432,925
Consumer Discretionary 19.1%
Auto Components 3.8%
Cooper-Standard Holding, Inc.(a) Sealing, fuel and brake delivery, fluid transfer systems, anti-vibration systems components, subsystems, and modules	32,090	1,506,946
Dorman Products, Inc.(a) Automotive products and home hardware	62,688	5,522,186
LCI Industries Recreational vehicles and equipment	30,008	2,305,215
Visteon Corp.(a) Automotive systems, modules and components	36,481	2,456,995
Total		11,791,342
Diversified Consumer Services 1.2%
Adtalem Global Education, Inc.(a) Higher education institutions	81,325	3,766,974
Hotels, Restaurants & Leisure 7.3%
Choice Hotels International, Inc. Vacation rental properties, travel tips and other services	20,222	1,572,058
Churchill Downs, Inc. Horse racing company, home of the Kentucky Derby	27,832	2,512,117
Dave & Buster’s Entertainment, Inc. Venues that combine dining and entertainment for adults and families	132,929	6,629,169
Extended Stay America, Inc. Hotels and motels	275,338	4,942,317
Red Rock Resorts, Inc., Class A Casino & entertainment properties	127,855	3,305,052
Wingstop, Inc. Cooked-to-order chicken wings	46,902	3,565,959
Total		22,526,672
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 3.5%
Cavco Industries, Inc.(a) Designs and manufactures systems-built structures	11,271	1,324,681
Helen of Troy Ltd.(a) Brand-name hair and comfort products	30,601	3,548,492
iRobot Corp.(a) Manufactures robots for cleaning	25,308	2,978,498
Skyline Champion Corp. Factory-built housing	163,455	3,105,645
Total		10,957,316
Leisure Products 2.5%
Brunswick Corp. Consumer products serving the outdoor and indoor active recreation markets	30,621	1,541,155
Johnson Outdoors, Inc., Class A Outdoor recreational products	25,653	1,830,598
MasterCraft Boat Holdings, Inc.(a) Recreational powerboats	191,284	4,317,280
Total		7,689,033
Specialty Retail 0.8%
Boot Barn Holdings, Inc.(a) Western and work gear	79,980	2,354,611
Total Consumer Discretionary		59,085,948
Consumer Staples 4.2%
Food & Staples Retailing 0.7%
BJ’s Wholesale Club Holdings, Inc.(a) Warehouse club	81,101	2,222,168
Food Products 0.5%
Calavo Growers, Inc. Avocados and other perishable foods	19,500	1,635,075
Household Products 1.8%
Central Garden & Pet Co.(a) Lawn, garden & pet supply products	97,680	2,496,701
WD-40 Co. Multi-purpose lubricant products and heavy-duty hand cleaners	18,083	3,063,983
Total		5,560,684
Personal Products 1.2%
Inter Parfums, Inc. Fragrances and related products	47,231	3,583,416
Total Consumer Staples		13,001,343
Columbia Acorn USA® | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Columbia Acorn USA®, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.9%
Energy Equipment & Services 0.5%
Core Laboratories NV Reservoir description, production enhancement, and reservoir management services	21,665	1,493,368
Oil, Gas & Consumable Fuels 0.4%
Callon Petroleum Co.(a) Independent energy company	175,014	1,321,356
Total Energy		2,814,724
Financials 12.5%
Banks 4.4%
Bank of NT Butterfield & Son Ltd. (The) Community bank and specialized international financial services	47,000	1,686,360
First Busey Corp. Multi-bank holding company	93,424	2,279,546
Great Southern Bancorp, Inc. Real estate, commercial real estate, commercial business, consumer, and construction loans	49,926	2,591,160
Lakeland Financial Corp. Bank holding company	86,060	3,891,633
LegacyTexas Financial Group, Inc. Bank holding company	41,000	1,532,990
Trico Bancshares Holding company for Tri Counties Bank	42,891	1,685,187
Total		13,666,876
Capital Markets 4.0%
Ares Management Corp., Class A Asset management firm	152,205	3,532,678
Hamilton Lane, Inc., Class A Private market investment solutions	93,598	4,079,001
Houlihan Lokey, Inc. Investment bank	106,219	4,870,141
Total		12,481,820
Consumer Finance 0.9%
FirstCash, Inc. Owns and operates pawn stores	32,216	2,786,684
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 3.2%
Merchants Bancorp Bank holding company	193,206	4,153,929
OceanFirst Financial Corp. New Jersey banks	80,175	1,929,010
Walker & Dunlop, Inc. Commercial real estate financial services	74,993	3,817,894
Total		9,900,833
Total Financials		38,836,213
Health Care 22.5%
Biotechnology 5.8%
Amicus Therapeutics, Inc.(a) Orally-administered, small molecule drugs to treat human genetic diseases	185,951	2,528,934
Clovis Oncology, Inc.(a) Pre-commercial Biotech Company	53,942	1,338,840
Enanta Pharmaceuticals, Inc.(a) Pharmaceutical products	41,605	3,974,110
Genomic Health, Inc.(a) Development and commercialization of genomic-based clinical diagnostic tests for cancer	21,068	1,475,813
Immunomedics, Inc.(a) Diagnostic imaging and therapeutic products	112,973	2,170,211
Kiniksa Pharmaceuticals Ltd., Class A(a) Clinical-stage biopharmaceutical company	137,814	2,488,921
MacroGenics, Inc.(a) Treatments for autoimmune disorders, cancer and infectious diseases	100,777	1,811,970
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	30,318	2,102,857
Total		17,891,656
Health Care Equipment & Supplies 7.8%
Atrion Corp. Medical products and components	7,147	6,279,926
AxoGen, Inc.(a) Technologies for peripheral nerve reconstruction and regeneration	191,689	4,036,970
Cerus Corp.(a) Systems to enhance the safety of blood transfusions	290,067	1,807,117
iRhythm Technologies, Inc.(a) Medical instruments	35,790	2,682,818
Orthofix Medical, Inc.(a) Spine fixation, biological, and other orthopedic and spine solutions	62,668	3,535,102

16	Columbia Acorn USA® | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Acorn USA®, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Penumbra, Inc.(a) Peripheral vascular & neurovascular devices	19,266	2,832,295
Tactile Systems Technology, Inc.(a) Technology for treating lymphedema, chronic swelling & venous ulcers	56,548	2,981,211
Total		24,155,439
Health Care Providers & Services 5.7%
AMN Healthcare Services, Inc.(a) Temporary healthcare staffing	44,600	2,100,214
Chemed Corp. Hospice and palliative care services	14,847	4,752,080
Hanger, Inc.(a) Orthotics and prosthetics	81,000	1,543,050
HealthEquity, Inc.(a) Technology-enabled services platforms for consumers to make healthcare saving and spending decisions	62,636	4,633,811
National Research Corp., Class A Survey-based healthcare performance, analysis and tracking	74,687	2,882,918
Tivity Health, Inc.(a) Health fitness solutions	105,163	1,846,662
Total		17,758,735
Life Sciences Tools & Services 0.6%
NanoString Technologies, Inc.(a) Translational research and molecular diagnostics	75,316	1,802,312
Pharmaceuticals 2.6%
GW Pharmaceuticals PLC, ADR(a) Cannabinoid prescription medicines	19,596	3,303,298
Optinose, Inc.(a),(b) Health care services	273,313	2,815,124
Reata Pharmaceuticals, Inc., Class A(a) Biopharmaceutical company	24,840	2,123,075
Total		8,241,497
Total Health Care		69,849,639
Industrials 11.2%
Aerospace & Defense 1.2%
BWX Technologies, Inc. Nuclear components and fuel	77,020	3,818,652
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 2.7%
Brink’s Co. (The) Provides security services globally	34,378	2,592,445
Knoll, Inc. Branded office furniture products and textiles	79,387	1,501,208
Unifirst Corp. Workplace uniforms and protective clothing	27,670	4,247,345
Total		8,340,998
Machinery 2.6%
Gardner Denver Holdings, Inc.(a) Vacuum systems, bottle blowers, pumps and air & gas compressors	70,000	1,946,700
ITT, Inc. Engineered components & customized technology solutions	67,377	3,907,866
Woodward, Inc. Energy control systems and components for aircraft, industrial engines and turbines	23,851	2,263,221
Total		8,117,787
Professional Services 1.4%
Exponent, Inc. Science and engineering consulting firm	40,076	2,313,186
ICF International, Inc. Management, technology, policy consulting, and implementation services	27,073	2,059,714
Total		4,372,900
Road & Rail 1.9%
Landstar System, Inc. Truckload carrier	22,420	2,452,524
Saia, Inc.(a) Trucking transportation	57,320	3,502,252
Total		5,954,776
Trading Companies & Distributors 1.4%
Air Lease Corp. Aircraft leasing company	73,424	2,522,115
SiteOne Landscape Supply, Inc.(a) Landscape supplies	30,256	1,729,130
Total		4,251,245
Total Industrials		34,856,358

Columbia Acorn USA® | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Columbia Acorn USA®, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 19.9%
Electronic Equipment, Instruments & Components 2.3%
ePlus, Inc.(a) Provides IT hardware, software and services	29,444	2,606,972
Novanta, Inc.(a) Precision photonics and motion control components and subsystems	35,033	2,968,346
Rogers Corp.(a) Specialty materials and components for applications	10,000	1,588,800
Total		7,164,118
IT Services 2.8%
Endava PLC, ADR(a) IT services	124,101	3,412,777
Hackett Group Business consulting and technology implementation	215,341	3,402,388
Science Applications International Corp. Scientific, Engineering and technology consulting services	23,260	1,789,857
Total		8,605,022
Semiconductors & Semiconductor Equipment 3.9%
Advanced Energy Industries, Inc.(a) Engineered precision power conversion, measurement and control solutions	57,322	2,847,757
Inphi Corp.(a) Analog semiconductor solutions	62,833	2,748,315
MKS Instruments, Inc. Instruments and components used to control and analyze gases in semiconductor manufacturing	32,410	3,015,751
Semtech Corp.(a) Analog and mixed-signal semiconductors	69,118	3,518,797
Total		12,130,620
Software 10.9%
Alteryx, Inc., Class A(a) Data storage, retrieval, management, reporting, and analytics solutions	55,997	4,696,468
Anaplan, Inc.(a) Cloud platform for business applications	71,767	2,824,749
Blackline, Inc.(a) Develops and markets enterprise software	40,408	1,871,699
CyberArk Software Ltd.(a) IT security solutions	38,673	4,604,021
j2 Global, Inc. Cloud-based communications and storage messaging services	23,328	2,020,205
Manhattan Associates, Inc.(a) Information technology solutions for distribution centers	105,902	5,836,259
Common Stocks (continued)
Issuer	Shares	Value ($)
Mimecast Ltd.(a) Cloud security and risk management services for corporate information and email	37,210	1,761,893
Q2 Holdings, Inc.(a) Secure, cloud-based virtual banking solutions	28,126	1,948,007
Qualys, Inc.(a) Information technology security risk and compliance management solutions	51,748	4,281,630
Zuora, Inc., Class A(a) Develops cloud based software	199,237	3,990,717
Total		33,835,648
Total Information Technology		61,735,408
Materials 2.5%
Chemicals 2.5%
Orion Engineered Carbons SA Global supplier of Carbon Black	181,390	3,444,596
PolyOne Corp. International polymer services company	48,424	1,419,307
Quaker Chemical Corp. Custom-formulated chemical specialty products	14,005	2,805,622
Total		7,669,525
Total Materials		7,669,525
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 1.7%
Coresite Realty Corp. Develops, owns & operates data centers	25,120	2,688,342
UMH Properties, Inc. Real estate investment trust	181,796	2,559,688
Total		5,248,030
Real Estate Management & Development 1.2%
Colliers International Group, Inc. Commercial real estate, residential property management and property services	25,899	1,729,017
FirstService Corp. Real estate services	22,690	2,027,125
Total		3,756,142
Total Real Estate		9,004,172
Total Common Stocks (Cost: $258,862,288)		300,286,255

18	Columbia Acorn USA® | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Acorn USA®, March 31, 2019 (Unaudited)
Limited Partnerships 2.1%
Issuer	Shares	Value ($)
Consumer Discretionary 2.1%
Hotels, Restaurants & Leisure 2.1%
Cedar Fair LP Owns and operates amusement parks	125,560	6,606,967
Total Consumer Discretionary		6,606,967
Total Limited Partnerships (Cost: $6,851,609)		6,606,967

Securities Lending Collateral 0.7%
	Shares	Value ($)
Dreyfus Government Cash Manangement Fund, Institutional Shares, 2.335%(c),(d)	2,051,415	2,051,415
Total Securities Lending Collateral (Cost: $2,051,415)		2,051,415

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(c),(e)	3,274,661	3,274,334
Total Money Market Funds (Cost: $3,274,334)		3,274,334
Total Investments in Securities (Cost $271,039,646)		312,218,971
Obligation to Return Collateral for Securities Loaned		(2,051,415)
Other Assets & Liabilities, Net		(130,456)
Net Assets		$310,037,100

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at March 31, 2019. The total market value of securities on loan at March 31, 2019 was $2,071,330.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	6,552,142	56,046,792	(59,324,273)	3,274,661	—	—	50,384	3,274,334
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward
Columbia Acorn USA® | Quarterly Report 2019	19

Portfolio of Investments   (continued)
Columbia Acorn USA®, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	3,432,925	—	—	—	3,432,925
Consumer Discretionary	59,085,948	—	—	—	59,085,948
Consumer Staples	13,001,343	—	—	—	13,001,343
Energy	2,814,724	—	—	—	2,814,724
Financials	38,836,213	—	—	—	38,836,213
Health Care	69,849,639	—	—	—	69,849,639
Industrials	34,856,358	—	—	—	34,856,358
Information Technology	61,735,408	—	—	—	61,735,408
Materials	7,669,525	—	—	—	7,669,525
Real Estate	9,004,172	—	—	—	9,004,172
Total Common Stocks	300,286,255	—	—	—	300,286,255
Limited Partnerships
Consumer Discretionary	6,606,967	—	—	—	6,606,967
Securities Lending Collateral	2,051,415	—	—	—	2,051,415
Money Market Funds	—	—	—	3,274,334	3,274,334
Total Investments in Securities	308,944,637	—	—	3,274,334	312,218,971
There were no transfers of financial assets between levels during the period.
20	Columbia Acorn USA® | Quarterly Report 2019

Portfolio of Investments
Columbia Acorn International SelectSM, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.3%
Issuer	Shares	Value ($)
Australia 1.8%
DuluxGroup Ltd. Manufactures and supplies paints and other surface coatings	442,207	2,326,204
Brazil 1.8%
Sul America SA Full service insurance company	305,400	2,304,920
Canada 5.3%
CAE, Inc. Training solutions based on simulation technology and integrated training services	109,887	2,434,807
CCL Industries, Inc. Manufacturing services and specialty packaging products for the non-durable consumer products market	108,550	4,394,474
Total		6,829,281
China 6.7%
NetEase, Inc., ADR Internet technology company that develops applications, services and Internet technologies	11,611	2,803,476
New Oriental Education & Technology Group, Inc., ADR(a) Educational services	65,650	5,914,409
Total		8,717,885
Denmark 3.2%
Novozymes AS, Class B Enzymes for industrial use	88,451	4,066,774
France 2.0%
Legrand SA Products and systems for electrical installations and information networks	38,581	2,581,980
Germany 7.7%
MTU Aero Engines AG Develops and manufactures engines and offers commercial engine services and support	21,101	4,776,617
Nemetschek SE Standard software for designing, constructing and managing buildings and real estate	30,759	5,244,595
Total		10,021,212
Common Stocks (continued)
Issuer	Shares	Value ($)
India 4.3%
Cholamandalam Investment and Finance Co., Ltd. Financial services provider	141,508	2,967,419
Zee Entertainment Enterprises Ltd. Hindi films, serials, game shows and children’s programs	409,285	2,634,235
Total		5,601,654
Italy 4.2%
Brembo SpA Braking systems and components	252,014	2,858,064
Davide Campari-Milano SpA Global producer & distributor of branded spirits, wines and soft drinks	262,377	2,575,313
Total		5,433,377
Japan 17.3%
Aeon Credit Service Co., Ltd. Credit card company	129,000	2,630,708
Aeon Mall Co., Ltd. Large-scale shopping malls	213,300	3,510,585
Hikari Tsushin, Inc. Distribution network, telecommunication, office automation equipment, in-house products and individual insurance plans	18,200	3,454,491
Obic Co., Ltd. Computer system integration, office automation, consultation, and system support services	27,400	2,770,816
Recruit Holdings Co., Ltd. Information providing services in human resource, housing, bridal, travel, restaurants, beauty, automobiles, and education and more	135,300	3,879,114
Santen Pharmaceutical Co., Ltd. Ophthalmic medicine	159,100	2,377,961
Sekisui Chemical Co., Ltd. Unit residential houses in addition to parcels of land	236,000	3,802,841
Total		22,426,516
Mexico 1.6%
Grupo Aeroportuario del Sureste SAB de CV, ADR Operates airports in Mexico	12,594	2,037,206
Columbia Acorn International SelectSM | Quarterly Report 2019	21

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 6.7%
Aalberts Industries NV Industrial services and flow control systems	65,349	2,260,001
Koninklijke Philips NV Health technology focused on improving people’s health	156,033	6,356,217
Total		8,616,218
Singapore 2.1%
Mapletree Commercial Trust Singapore-focused real estate investment trust	1,963,300	2,739,050
South Africa 1.9%
Naspers Ltd., Class N Electronic and print media industries	10,758	2,484,426
South Korea 5.1%
Korea Investment Holdings Co., Ltd. Financial holding company	47,373	2,597,545
Korea Zinc Co. Ltd. Non-ferrous metal smelting	9,813	4,025,461
Total		6,623,006
Sweden 6.5%
Hexagon AB, Class B Design, measurement and visualisation technologies	121,227	6,323,889
Trelleborg AB, Class B Manufactures and distributes industrial products	134,875	2,088,268
Total		8,412,157
Switzerland 4.6%
Belimo Holding AG, Registered Shares Manufactures heating, ventilation and air conditioning equipment	525	2,623,023
Partners Group Holding AG Global private markets asset management firm	4,654	3,383,877
Total		6,006,900
Taiwan 2.2%
Largan Precision Co., Ltd. Optical lens modules and optoelectronic components	19,000	2,849,695
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 10.3%
Halma PLC Products that detect hazards and protect assets and people in public and commercial buildings	187,868	4,091,194
Rentokil Initial PLC Fully integrated facilities management and essential support services	758,229	3,489,032
Rightmove PLC Website that lists properties across Britain	421,306	2,798,522
Spirax-Sarco Engineering PLC Consultation, service and products for the control and efficient management of steam and industrial fluids	31,743	2,972,609
Total		13,351,357
Total Common Stocks (Cost: $100,030,603)		123,429,818

Preferred Stocks 2.7%
Issuer	Shares	Value ($)
Germany 2.7%
Sartorius AG Precision electronic equipment and components	20,681	3,547,115
Total Preferred Stocks (Cost: $2,046,253)		3,547,115

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(b),(c)	2,118,855	2,118,643
Total Money Market Funds (Cost: $2,118,643)		2,118,643
Total Investments in Securities (Cost: $104,195,499)		129,095,576
Other Assets & Liabilities, Net		476,759
Net Assets		$129,572,335

22	Columbia Acorn International SelectSM | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	3,482,775	11,871,094	(13,235,014)	2,118,855	—	—	15,854	2,118,643
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
Columbia Acorn International SelectSM | Quarterly Report 2019	23

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	2,326,204	—	—	2,326,204
Brazil	2,304,920	—	—	—	2,304,920
Canada	6,829,281	—	—	—	6,829,281
China	8,717,885	—	—	—	8,717,885
Denmark	—	4,066,774	—	—	4,066,774
France	—	2,581,980	—	—	2,581,980
Germany	—	10,021,212	—	—	10,021,212
India	—	5,601,654	—	—	5,601,654
Italy	—	5,433,377	—	—	5,433,377
Japan	—	22,426,516	—	—	22,426,516
Mexico	2,037,206	—	—	—	2,037,206
Netherlands	—	8,616,218	—	—	8,616,218
Singapore	—	2,739,050	—	—	2,739,050
South Africa	—	2,484,426	—	—	2,484,426
South Korea	—	6,623,006	—	—	6,623,006
Sweden	—	8,412,157	—	—	8,412,157
Switzerland	—	6,006,900	—	—	6,006,900
Taiwan	—	2,849,695	—	—	2,849,695
United Kingdom	—	13,351,357	—	—	13,351,357
Total Common Stocks	19,889,292	103,540,526	—	—	123,429,818
Preferred Stocks
Germany	—	3,547,115	—	—	3,547,115
Total Preferred Stocks	—	3,547,115	—	—	3,547,115
Money Market Funds	—	—	—	2,118,643	2,118,643
Total Investments in Securities	19,889,292	107,087,641	—	2,118,643	129,095,576
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
There were no transfers of financial assets between levels during the period.
24	Columbia Acorn International SelectSM | Quarterly Report 2019

Portfolio of Investments
Columbia Acorn SelectSM, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Consumer Discretionary 13.9%
Auto Components 6.2%
Dorman Products, Inc.(a) Automotive products and home hardware	101,900	8,976,371
LCI Industries Recreational vehicles and equipment	88,782	6,820,233
Total		15,796,604
Diversified Consumer Services 7.7%
Bright Horizons Family Solutions, Inc.(a) Child care and early education services	74,300	9,444,273
Grand Canyon Education, Inc.(a) Online post secondary education	87,800	10,053,978
Total		19,498,251
Total Consumer Discretionary		35,294,855
Consumer Staples 2.4%
Household Products 2.4%
Central Garden & Pet Co.(a) Lawn, garden & pet supply products	242,979	6,210,543
Total Consumer Staples		6,210,543
Financials 11.9%
Banks 3.8%
SVB Financial Group(a) Holding company for Silicon Valley Bank	43,319	9,632,413
Capital Markets 5.5%
Ares Management Corp., Class A Asset management firm	296,416	6,879,815
Raymond James Financial, Inc. Financial services to individuals, corporations, and municipalities	87,800	7,059,998
Total		13,939,813
Thrifts & Mortgage Finance 2.6%
OceanFirst Financial Corp. New Jersey banks	281,000	6,760,860
Total Financials		30,333,086
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 20.9%
Biotechnology 3.9%
Seattle Genetics, Inc.(a) Monoclonal antibody-based drugs to treat cancer and related diseases	83,600	6,122,864
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	54,290	3,765,555
Total		9,888,419
Health Care Equipment & Supplies 8.5%
Masimo Corp.(a) Medical signal processing and sensor technology for non-invasive monitoring of physiological parameters	76,452	10,571,783
Penumbra, Inc.(a) Peripheral vascular & neurovascular devices	36,850	5,417,318
Tactile Systems Technology, Inc.(a) Technology for treating lymphedema, chronic swelling & venous ulcers	108,600	5,725,392
Total		21,714,493
Health Care Providers & Services 4.1%
Encompass Health Corp. Inpatient rehabilitative healthcare services	176,917	10,331,953
Life Sciences Tools & Services 3.4%
Pra Health Sciences, Inc.(a) Global contract research organization	78,300	8,635,707
Pharmaceuticals 1.0%
Optinose, Inc.(a),(b) Health care services	244,118	2,514,415
Total Health Care		53,084,987
Industrials 17.3%
Aerospace & Defense 3.5%
BWX Technologies, Inc. Nuclear components and fuel	181,000	8,973,980
Commercial Services & Supplies 3.4%
Brink’s Co. (The) Provides security services globally	113,000	8,521,330
Columbia Acorn SelectSM | Quarterly Report 2019	25

Portfolio of Investments   (continued)
Columbia Acorn SelectSM, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 7.7%
Gardner Denver Holdings, Inc.(a) Vacuum systems, bottle blowers, pumps and air & gas compressors	376,300	10,464,903
Toro Co. (The) Turf equipment	132,000	9,086,880
Total		19,551,783
Trading Companies & Distributors 2.7%
Air Lease Corp. Aircraft leasing company	200,200	6,876,870
Total Industrials		43,923,963
Information Technology 25.6%
Electronic Equipment, Instruments & Components 6.4%
Cognex Corp. Machine vision systems	167,500	8,519,050
Coherent, Inc.(a) Laser-based photonic products	54,167	7,676,547
Total		16,195,597
IT Services 12.5%
Black Knight, Inc.(a) Integrated technology, work flow automation, data and analytic solutions	202,000	11,009,000
Gartner, Inc.(a) Research and analysis on computer hardware, software, communications, and information technology	64,050	9,715,104
GoDaddy, Inc., Class A(a) Cloud-based web platform for small businesses, web design professionals and individuals	147,509	11,091,202
Total		31,815,306
Semiconductors & Semiconductor Equipment 2.2%
MKS Instruments, Inc. Instruments and components used to control and analyze gases in semiconductor manufacturing	61,273	5,701,453
Software 4.5%
Cadence Design Systems, Inc.(a) Software technology, design and consulting services and technology	180,500	11,463,555
Total Information Technology		65,175,911
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.6%
Chemicals 2.6%
Orion Engineered Carbons SA Global supplier of Carbon Black	350,900	6,663,591
Total Materials		6,663,591
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 3.1%
UMH Properties, Inc. Real estate investment trust	564,399	7,946,738
Total Real Estate		7,946,738
Total Common Stocks (Cost: $233,826,593)		248,633,674

Securities Lending Collateral 0.0%
	Shares	Value ($)
Dreyfus Government Cash Manangement Fund, Institutional Shares, 2.335%(c),(d)	71,750	71,750
Total Securities Lending Collateral (Cost: $71,750)		71,750

Money Market Funds 3.1%

Columbia Short-Term Cash Fund, 2.519%(c),(e)	7,811,825	7,811,044
Total Money Market Funds (Cost: $7,811,044)		7,811,044
Total Investments in Securities (Cost $241,709,387)		256,516,468
Obligation to Return Collateral for Securities Loaned		(71,750)
Other Assets & Liabilities, Net		(2,061,320)
Net Assets		$254,383,398

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at March 31, 2019. The total market value of securities on loan at March 31, 2019 was $72,100.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(d)	Investment made with cash collateral received from securities lending activity.
26	Columbia Acorn SelectSM | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Acorn SelectSM, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	5,598,686	67,925,052	(65,711,913)	7,811,825	—	—	39,455	7,811,044
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
Columbia Acorn SelectSM | Quarterly Report 2019	27

Portfolio of Investments   (continued)
Columbia Acorn SelectSM, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	35,294,855	—	—	—	35,294,855
Consumer Staples	6,210,543	—	—	—	6,210,543
Financials	30,333,086	—	—	—	30,333,086
Health Care	53,084,987	—	—	—	53,084,987
Industrials	43,923,963	—	—	—	43,923,963
Information Technology	65,175,911	—	—	—	65,175,911
Materials	6,663,591	—	—	—	6,663,591
Real Estate	7,946,738	—	—	—	7,946,738
Total Common Stocks	248,633,674	—	—	—	248,633,674
Securities Lending Collateral	71,750	—	—	—	71,750
Money Market Funds	—	—	—	7,811,044	7,811,044
Total Investments in Securities	248,705,424	—	—	7,811,044	256,516,468
There were no transfers of financial assets between levels during the period.
28	Columbia Acorn SelectSM | Quarterly Report 2019

Portfolio of Investments
Columbia Thermostat FundSM, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 14.8%
Issuer	Shares	Value ($)
Dividend Income 1.5%
Columbia Dividend Income Fund, Institutional 3 Class(a)	466,343	10,399,459
Total Dividend Income		10,399,459
International Small Mid Cap 1.5%
Columbia Acorn International®, Institutional 3 Class(a)	306,663	10,294,689
Total International Small Mid Cap		10,294,689
U.S. Large Cap 8.9%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	419,227	10,472,296
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class(a)	436,887	10,345,473
Columbia Large Cap Index Fund, Institutional 3 Class(a)	857,178	41,778,860
Total U.S. Large Cap		62,596,629
U.S. Mid Cap 1.4%
Columbia Acorn SelectSM, Institutional 3 Class(a),(b)	697,012	10,120,612
Total U.S. Mid Cap		10,120,612
U.S. Small Mid Cap 1.5%
Columbia Acorn® Fund, Institutional 3 Class(a),(b)	632,973	10,254,161
Total U.S. Small Mid Cap		10,254,161
Total Equity Funds (Cost: $82,519,064)		103,665,550

Exchange-Traded Funds 8.5%
Issuer	Shares	Value ($)
Columbia Diversified Fixed Income Allocation ETF(a)	2,975,430	59,213,735
Total Exchange-Traded Funds (Cost: $57,533,849)		59,213,735

Fixed-Income Funds 76.0%

Investment Grade 76.0%
Columbia Corporate Income Fund, Institutional 3 Class(a)	5,895,150	59,423,109
Columbia Quality Income Fund, Institutional 3 Class(a)	21,697,204	118,032,789
Columbia Short Term Bond Fund, Institutional 3 Class(a)	14,727,834	146,689,223
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	18,595,939	206,786,844
Total Investment Grades		530,931,965
Total Fixed-Income Funds (Cost: $522,247,947)		530,931,965

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(a),(c)	5,189,833	5,189,314
Total Money Market Funds (Cost: $5,189,314)		5,189,314
Total Investments in Securities (Cost $667,490,174)		699,000,564
Other Assets & Liabilities, Net		(165,843)
Net Assets		$698,834,721
Columbia Thermostat FundSM | Quarterly Report 2019	29

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Capital gain distributions — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Acorn International®, Institutional 3 Class
	310,169	444,920	(448,426)	306,663	215,815	2,009,039	—	—	10,294,689
Columbia Acorn SelectSM, Institutional 3 Class
	675,954	1,101,579	(1,080,521)	697,012	619,739	2,301,814	—	—	10,120,612
Columbia Acorn® Fund, Institutional 3 Class
	626,508	1,000,167	(993,702)	632,973	457,763	2,735,403	—	—	10,254,161
Columbia Contrarian Core Fund, Institutional 3 Class
	405,496	624,342	(610,611)	419,227	629,936	1,824,000	—	—	10,472,296
Columbia Corporate Income Fund, Institutional 3 Class
	5,784,658	1,660,734	(1,550,242)	5,895,150	(481,360)	2,836,077	465,244	—	59,423,109
Columbia Diversified Fixed Income Allocation ETF
	2,936,569	828,779	(789,918)	2,975,430	(493,554)	3,082,537	314,673	—	59,213,735
Columbia Dividend Income Fund, Institutional 3 Class
	453,812	676,764	(664,233)	466,343	684,536	1,349,587	53,344	—	10,399,459
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class
	425,513	647,365	(635,991)	436,887	721,216	1,590,039	—	—	10,345,473
Columbia Large Cap Index Fund, Institutional 3 Class
	834,492	1,266,657	(1,243,971)	857,178	(57,790)	9,537,359	—	—	41,778,860
Columbia Quality Income Fund, Institutional 3 Class
	20,836,213	6,592,223	(5,731,232)	21,697,204	(352,939)	2,337,552	825,145	—	118,032,789
Columbia Short Term Bond Fund, Institutional 3 Class
	14,104,862	4,361,453	(3,738,481)	14,727,834	(374,953)	1,995,383	874,263	—	146,689,223
Columbia Short-Term Cash Fund, 2.519%
	—	41,588,394	(36,398,561)	5,189,833	—	—	30,391	—	5,189,314
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	17,758,369	5,631,326	(4,793,756)	18,595,939	(440,552)	3,572,664	977,275	—	206,786,844
Total of Affiliated Transactions					1,127,857	35,171,454	3,540,335	—	699,000,564

(b)	Non-income producing security.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2019.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include mutual funds whose net asset values are published each day.
30	Columbia Thermostat FundSM | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	103,665,550	—	—	—	103,665,550
Exchange-Traded Funds	59,213,735	—	—	—	59,213,735
Fixed-Income Funds	530,931,965	—	—	—	530,931,965
Money Market Funds	—	—	—	5,189,314	5,189,314
Total Investments in Securities	693,811,250	—	—	5,189,314	699,000,564
There were no transfers of financial assets between levels during the period.
Columbia Thermostat FundSM | Quarterly Report 2019	31

Portfolio of Investments
Columbia Acorn Emerging Markets FundSM, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Brazil 8.1%
CVC Brasil Operadora e Agencia de Viagens SA Travel services	79,000	1,104,489
Localiza Rent a Car SA Rents automobiles	219,100	1,830,426
Raia Drogasil SA Chain of pharmaceutical stores	32,800	544,775
Sul America SA Full service insurance company	200,900	1,516,236
Total		4,995,926
Cambodia 3.0%
NagaCorp Ltd. Leisure and tourism company	1,345,000	1,883,625
China 5.7%
51job, Inc., ADR(a) Integrated human resource services	5,471	426,081
58.Com, Inc., ADR(a) Local life service platform	4,400	288,992
Huazhu Group Ltd., ADR Hotel operator and franchisor	6,600	278,124
New Oriental Education & Technology Group, Inc., ADR(a) Educational services	16,331	1,471,260
TravelSky Technology Ltd., Class H IT solutions for China’s air travel and tourism industries	181,000	479,314
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b) Chain of restaurants in China	348,500	606,755
Total		3,550,526
Egypt 1.5%
Commercial International Bank of Egypt Provides a range of financial services	231,591	911,499
Hong Kong 6.7%
ASM Pacific Technology Ltd. Machines, tools & materials used in the semiconductor industry	34,700	387,736
Value Partners Group Ltd. Independent, value oriented asset management group	1,628,000	1,268,549
Vitasoy International Holdings Ltd. Food and beverages	522,000	2,528,126
Total		4,184,411
Common Stocks (continued)
Issuer	Shares	Value ($)
India 11.4%
Care Ratings Ltd. Credit rating services	51,439	734,649
Cholamandalam Investment and Finance Co., Ltd. Financial services provider	71,351	1,496,229
GRUH Finance Ltd. Provides a range of home loans as well as insurance products	233,699	930,332
Havells India Ltd. Manufactures electrical products	85,128	949,828
PI Industries Ltd. Agricultural and fine chemicals and polymers	62,362	929,714
Zee Entertainment Enterprises Ltd. Hindi films, serials, game shows and children’s programs	313,889	2,020,248
Total		7,061,000
Indonesia 3.1%
PT Link Net Tbk High-speed internet connection through fiber optic lines	3,135,800	988,746
PT Tower Bersama Infrastructure Tbk Telecommunication infrastructure services to Indonesian wireless carriers	3,344,300	925,953
Total		1,914,699
Japan 1.1%
Mandom Corp. Cosmetic products for men and women	27,400	705,854
Malaysia 1.0%
AEON Credit Service M Bhd Consumer financing products	150,000	617,450
Mexico 3.0%
Corporación Inmobiliaria Vesta SAB de CV Real estate owner, developer and asset administrator	448,000	646,256
Grupo Aeroportuario del Sureste SAB de CV, ADR Operates airports in Mexico	3,420	553,219
Qualitas Controladora SAB de CV Insurance holding company	280,700	690,389
Total		1,889,864
Philippines 2.6%
D&L Industries, Inc. Customized raw materials	3,785,900	810,389
Security Bank Corp. Financial products & services	243,730	802,995
Total		1,613,384
32	Columbia Acorn Emerging Markets FundSM | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Acorn Emerging Markets FundSM, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Poland 1.5%
KRUK SA Debt collection services	22,703	902,940
Russian Federation 1.9%
TCS Group Holding PLC, GDR Online retail financial services	65,474	1,161,509
South Africa 6.8%
Clicks Group Ltd. Owns and operates chains of retail stores	80,044	1,021,912
Famous Brands Ltd.(a),(b) Food and beverage company	243,938	1,438,733
PSG Group Ltd. Diversified financial services	96,879	1,755,790
Total		4,216,435
South Korea 13.4%
DoubleUGames Co., Ltd. Online and mobile games	30,533	1,655,181
Koh Young Technology, Inc. 3D measurement and inspection equipment for testing various machineries	25,500	1,924,114
Korea Investment Holdings Co., Ltd. Financial holding company	38,649	2,119,193
Korea Zinc Co. Ltd. Non-ferrous metal smelting	6,167	2,529,809
Modetour Network, Inc. Travel services	5,332	108,768
Total		8,337,065
Taiwan 19.2%
Basso Industry Corp. Pneumatic nailers and staplers	659,000	1,236,154
Chailease Holding Co., Ltd. Financing services	114,000	467,132
Gourmet Master Co., Ltd. Coffee & bakery cafes	143,088	953,661
Grape King Bio Ltd. Beverages, nutrition, pharmaceuticals, syrups and hair care products	168,000	1,085,919
Largan Precision Co., Ltd. Optical lens modules and optoelectronic components	10,000	1,499,839
Parade Technologies Ltd. Fabless semiconductor company	98,000	1,646,903
Silergy Corp. High performance analog integrated circuits	52,000	778,933
Silicon Motion Technology Corp., ADR Semiconductor products	9,710	384,904
Common Stocks (continued)
Issuer	Shares	Value ($)
Sinbon Electronics Co., Ltd. Cable, connectors & modems	650,000	2,186,291
Voltronic Power Technology Corp. Uninterruptible power supply products, inverters, multiple surface mounted devices and other power products	87,000	1,704,969
Total		11,944,705
Thailand 4.5%
Bangkok Chain Hospital PCL, Foreign Registered Shares(a) Chain of hospitals in Thailand	1,760,000	943,205
Beauty Community PCL Cosmetic and beauty products	2,294,900	481,901
Mega Lifesciences PCL, Foreign Registered Shares Nutritional and herbal supplement, OTC and ethical drugs	725,000	743,820
Muangthai Capital PCL, Foreign Registered Shares Commercial lending company	452,700	629,315
Total		2,798,241
Turkey 1.5%
Logo Yazilim Sanayi Ve Ticaret AS(a) Enterprise resource planning software	130,949	920,671
United Kingdom 1.4%
ASA International Group PLC(a) Micro financing company	149,000	871,352
Total Common Stocks (Cost: $54,659,732)		60,481,156

Securities Lending Collateral 1.1%
	Shares	Value ($)
Dreyfus Government Cash Manangement Fund, Institutional Shares, 2.335%(c),(d)	668,816	668,816
Total Securities Lending Collateral (Cost: $668,816)		668,816

Money Market Funds 3.0%

Columbia Short-Term Cash Fund, 2.519%(c),(e)	1,885,374	1,885,185
Total Money Market Funds (Cost: $1,885,185)		1,885,185
Total Investments in Securities (Cost: $57,213,733)		63,035,157
Obligation to Return Collateral for Securities Loaned		(668,816)
Other Assets & Liabilities, Net		(270,807)
Net Assets		$62,095,534

Columbia Acorn Emerging Markets FundSM | Quarterly Report 2019	33

Portfolio of Investments   (continued)
Columbia Acorn Emerging Markets FundSM, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at March 31, 2019. The total market value of securities on loan at March 31, 2019 was $640,315.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	1,107,016	4,966,714	(4,188,356)	1,885,374	—	—	11,224	1,885,185
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
34	Columbia Acorn Emerging Markets FundSM | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Acorn Emerging Markets FundSM, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	4,995,926	—	—	—	4,995,926
Cambodia	—	1,883,625	—	—	1,883,625
China	2,464,457	1,086,069	—	—	3,550,526
Egypt	—	911,499	—	—	911,499
Hong Kong	—	4,184,411	—	—	4,184,411
India	—	7,061,000	—	—	7,061,000
Indonesia	—	1,914,699	—	—	1,914,699
Japan	—	705,854	—	—	705,854
Malaysia	—	617,450	—	—	617,450
Mexico	1,889,864	—	—	—	1,889,864
Philippines	—	1,613,384	—	—	1,613,384
Poland	—	902,940	—	—	902,940
Russian Federation	—	1,161,509	—	—	1,161,509
South Africa	—	4,216,435	—	—	4,216,435
South Korea	—	8,337,065	—	—	8,337,065
Taiwan	384,904	11,559,801	—	—	11,944,705
Thailand	—	2,798,241	—	—	2,798,241
Turkey	—	920,671	—	—	920,671
United Kingdom	—	871,352	—	—	871,352
Total Common Stocks	9,735,151	50,746,005	—	—	60,481,156
Securities Lending Collateral	668,816	—	—	—	668,816
Money Market Funds	—	—	—	1,885,185	1,885,185
Total Investments in Securities	10,403,967	50,746,005	—	1,885,185	63,035,157
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
There were no transfers of financial assets between levels during the period.
Columbia Acorn Emerging Markets FundSM | Quarterly Report 2019	35

Portfolio of Investments
Columbia Acorn European FundSM, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
Belgium 1.2%
Melexis NV Advanced integrated semiconductors, sensor ICs, and programmable sensor IC systems	15,254	923,148
Denmark 4.6%
ALK-Abello AS(a) Pharmaceuticals for allergy vaccinations	4,486	741,443
SimCorp AS Global provider of highly specialised software for the investment management industry	28,103	2,713,012
Total		3,454,455
France 2.1%
Akka Technologies High-technology engineering consulting services	23,528	1,599,388
Germany 19.3%
AURELIUS Equity Opportunities SE & Co. KGaA Loans to distressed companies	16,730	761,560
Deutsche Beteiligungs AG Private equity company, investing in domestic medium-sized companies	20,513	761,646
MTU Aero Engines AG Develops and manufactures engines and offers commercial engine services and support	11,436	2,588,758
Nemetschek SE Standard software for designing, constructing and managing buildings and real estate	20,452	3,487,190
Norma Group SE Plastic and metal-based components and systems in connecting technology	16,557	803,460
Rational AG Food preparation appliances/processors and kitchen accessories	3,454	2,130,989
Stroeer SE & Co. KGaA Digital multi-channel media company	25,835	1,512,778
Varta AG(a) Manufactures and markets a wide range of industrial, commercial and miniaturized batteries	33,824	1,443,317
Washtec AG Car, truck and railroad car washing systems	13,288	1,013,596
Total		14,503,294
Ireland 1.8%
UDG Healthcare PLC Commercialisation solutions for health care companies	184,875	1,362,873
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 8.0%
Amplifon SpA Hearing aids	37,609	731,960
Brembo SpA Braking systems and components	156,438	1,774,147
Carel Industries SpA(a) Control solutions for HVAC and humidification systems	97,613	1,073,184
Davide Campari-Milano SpA Global producer & distributor of branded spirits, wines and soft drinks	114,273	1,121,626
Industria Macchine Automatiche SpA Packaging machinery for the food, pharmaceuticals, and cosmetics industries	17,786	1,327,769
Total		6,028,686
Malta 2.9%
Unibet Group PLC Online gambling services	213,466	2,137,576
Netherlands 2.5%
Aalberts Industries NV Industrial services and flow control systems	34,156	1,181,236
IMCD NV Specialty chemicals and food ingredients	8,600	654,553
Total		1,835,789
Norway 2.1%
Atea ASA Nordic and Baltic supplier of IT infrastructure	106,239	1,542,168
Poland 1.3%
KRUK SA Debt collection services	24,470	973,217
Russian Federation 1.0%
TCS Group Holding PLC, GDR Online retail financial services	43,279	767,769
Spain 3.1%
Befesa SA Waste recycling services	11,877	517,600
eDreams ODIGEO SA(a) Online travel company	366,832	1,100,746
Prosegur Cia de Seguridad SA, Registered Shares Security and transportation services	134,770	730,191
Total		2,348,537
36	Columbia Acorn European FundSM | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 13.6%
AddTech AB, Class B High-tech industrial components and systems	58,811	1,220,841
Hexagon AB, Class B Design, measurement and visualisation technologies	30,248	1,577,908
NetEnt AB(a) Develops and markets computer gaming software	200,268	726,990
Sectra AB, Class B Medical and communication systems	98,922	2,830,204
Sweco AB, Class B Consulting company specializing in engineering, environmental technology, and architecture	95,299	2,296,040
Trelleborg AB, Class B Manufactures and distributes industrial products	100,889	1,562,063
Total		10,214,046
Switzerland 9.7%
Belimo Holding AG, Registered Shares Manufactures heating, ventilation and air conditioning equipment	467	2,333,241
Bossard Holding AG, Class A, Registered Shares Fastening devices, industrial adhesives & tools	4,545	698,353
Inficon Holding AG Vacuum instruments used to monitor and control production processes	1,450	807,457
Kardex AG Storage, warehouse and materials handling systems	9,971	1,502,033
Partners Group Holding AG Global private markets asset management firm	2,683	1,950,783
Total		7,291,867
Turkey 0.9%
Logo Yazilim Sanayi Ve Ticaret AS(a) Enterprise resource planning software	91,257	641,606
United Kingdom 24.0%
Ascential PLC Media and consultancy services	234,540	1,089,329
Croda International PLC Chemicals and chemical products	15,448	1,013,658
Dechra Pharmaceuticals PLC International veterinary pharmaceuticals	26,426	928,612
GW Pharmaceuticals PLC, ADR(a) Cannabinoid prescription medicines	5,698	960,512
Halma PLC Products that detect hazards and protect assets and people in public and commercial buildings	125,234	2,727,216
Common Stocks (continued)
Issuer	Shares	Value ($)
Hastings Group Holdings PLC General insurance services to the automobile and home insurance products	271,236	765,185
Intermediate Capital Group PLC Private equity firm	107,246	1,487,619
Rentokil Initial PLC Fully integrated facilities management and essential support services	498,636	2,294,501
Rightmove PLC Website that lists properties across Britain	238,196	1,582,215
Safestore Holdings PLC Self storage facilities	195,748	1,520,788
Spirax-Sarco Engineering PLC Consultation, service and products for the control and efficient management of steam and industrial fluids	24,671	2,310,344
WH Smith PLC Retails books, magazines, newspapers, and periodicals	49,298	1,362,497
Total		18,042,476
Total Common Stocks (Cost: $59,825,336)		73,666,895

Preferred Stocks 1.1%
Issuer	Shares	Value ($)
Germany 1.1%
Sartorius AG Precision electronic equipment and components	4,750	814,699
Total Preferred Stocks (Cost: $460,016)		814,699

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(b),(c)	385,468	385,429
Total Money Market Funds (Cost: $385,429)		385,429
Total Investments in Securities (Cost: $60,670,781)		74,867,023
Other Assets & Liabilities, Net		223,365
Net Assets		$75,090,388

Columbia Acorn European FundSM | Quarterly Report 2019	37

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	133,396	9,113,278	(8,861,206)	385,468	—	—	6,633	385,429
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
38	Columbia Acorn European FundSM | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Belgium	—	923,148	—	—	923,148
Denmark	—	3,454,455	—	—	3,454,455
France	—	1,599,388	—	—	1,599,388
Germany	—	14,503,294	—	—	14,503,294
Ireland	—	1,362,873	—	—	1,362,873
Italy	—	6,028,686	—	—	6,028,686
Malta	—	2,137,576	—	—	2,137,576
Netherlands	—	1,835,789	—	—	1,835,789
Norway	—	1,542,168	—	—	1,542,168
Poland	—	973,217	—	—	973,217
Russian Federation	—	767,769	—	—	767,769
Spain	—	2,348,537	—	—	2,348,537
Sweden	—	10,214,046	—	—	10,214,046
Switzerland	—	7,291,867	—	—	7,291,867
Turkey	—	641,606	—	—	641,606
United Kingdom	960,512	17,081,964	—	—	18,042,476
Total Common Stocks	960,512	72,706,383	—	—	73,666,895
Preferred Stocks
Germany	—	814,699	—	—	814,699
Total Preferred Stocks	—	814,699	—	—	814,699
Money Market Funds	—	—	—	385,429	385,429
Total Investments in Securities	960,512	73,521,082	—	385,429	74,867,023
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
There were no transfers of financial assets between levels during the period.
Columbia Acorn European FundSM | Quarterly Report 2019	39